OTHER NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Non Financial Other Liabilities Explanatory [Abstract]
Schedule of composition of non financial liabilities
	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Deferred revenues (1)(2)	2,036,880	2,689,083	702,008	851,383	2,738,888	3,540,466
Sales tax	7,609	2,556	-	-	7,609	2,556
Retentions	27,853	43,916	-	-	27,853	43,916
Others taxes	3,931	7,555	-	-	3,931	7,555
Dividends payable	-	57,129	-	-	-	57,129
Other sundry liabilities	12,518	34,982	-	-	12,518	34,982
Total other non-financial liabilities	2,088,791	2,835,221	702,008	851,383	2,790,799	3,686,604

Schedule of composition of non financial liabilities
		Deferred income
	Initial balance	(1) Recognition	Use	Loyalty (accreditation and exchange)	Expiration of tickets	Adjustment application IAS 29, Argentina hyperinflation	Others Provisions	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2019	2,974,760	8,264,970	(7,703,011)	124,548	(156,435)	2,232	33,402	3,540,466
From January 1 to December 31, 2020	3,540,466	1,970,203	(2,554,476)	(137,176)	(72,670)	(3,485)	(3,974)	2,738,888